Annual Fund Operating Expenses - T. Rowe Price Spectrum Diversified Equity Fund - T. Rowe Price Spectrum Diversified Equity Fund	May 01, 2020
Operating Expenses:
Management fees	0.73%	[1]
Distribution and service (12b-1) fees
Other expenses
Acquired fund fees and expenses		[1]
Total annual fund operating expenses	0.73%	[1]

[1]	Restated to reflect current fees.